Cover	Sep. 16, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Introductory Note This Amendment No. 1 to the Current Report on Form 8-K amends and restates Items 4.01 and 9.01 of the Current Report on Form 8-K filed by Advent Technologies Holdings, Inc. (“Advent” or the “Company”) on September 20, 2024 (the “Original Report”) regarding the disengagement of the Company’s former auditors, Ernst & Young (Hellas) Certified Auditors Accountants S.A. (“EY”) and the appointment of the Company’s new independent registered public accounting firm, M&K CPAS, PLLC (“M&K”). The new disclosures in these amended and restated items include a letter furnished by EY addressed to the Securities and Exchange Commission (the “SEC”) stating whether EY agrees with the statements made by the Company in this report and, if not, stating the respects, if any, in which EY does not agree with such statements.
Document Period End Date	Sep. 16, 2024
Entity File Number	001-38742
Entity Registrant Name	Advent Technologies Holdings, Inc.
Entity Central Index Key	0001744494
Entity Tax Identification Number	83-0982969
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5637 La Ribera St.
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94550
City Area Code	(925)
Local Phone Number	455-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ADN
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $345.00
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $345.00
Trading Symbol	ADNWW
Security Exchange Name	NASDAQ